Long-term Debt, Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 199,536	$ 183,943
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	117,791	97,275
Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	90,218	74,583
Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	25,758	20,903
Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	1,678	1,650
Wells Fargo & Company [Member] | Long-Term Debt Parent [Member]
Debt Instrument [Line Items]
Long-term debt	117,654	97,136
Wells Fargo Bank, N.A. and other bank entities [Member]
Debt Instrument [Line Items]
Long-term debt	77,024	80,116
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	50,120	50,655
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	8,916	11,304
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 322	313
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2065
Stated interest rate(s) Minimum	0.37%
Stated interest rate(s) Maximum	9.20%
Other Long-Term Debt	$ 16,365	16,239
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	4,858	6,691
Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	4,629	6,338
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 155	155
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2018
Stated interest rate(s) Minimum	1.625%
Stated interest rate(s) Maximum	5.125%
Other Long-Term Debt	$ 74	175
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Notes Issued by Parent At Discount [Member]
Debt Instrument [Line Items]
Subordinated Notes	$ 137	139
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2045
Stated interest rate(s) Minimum	0.375%
Stated interest rate(s) Maximum	6.75%
Senior Notes	$ 68,604	54,441
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2045
Stated interest rate(s) Minimum	3.45%
Stated interest rate(s) Maximum	7.574%
Subordinated Notes	$ 25,119	19,688
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	$ 0	500
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2038
Stated interest rate(s) Minimum	5.25%
Stated interest rate(s) Maximum	7.74%
Subordinated Notes	$ 7,927	10,310
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2047
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	7.00%
Other Long-Term Debt	$ 456	609
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2023
Stated interest rate(s) Minimum	2.774%
Stated interest rate(s) Maximum	3.70%
Senior Notes	$ 4,628	6,317
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Other Long-Term Debt	$ 0	23
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2048
Stated interest rate(s) Minimum	0.07%
Stated interest rate(s) Maximum	3.152%
Senior Notes	$ 15,942	15,317
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2016
Stated interest rate(s) Minimum	0.691%
Subordinated Notes	$ 639	1,215
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.821%
Stated interest rate(s) Maximum	1.321%
Junior Subordinated Notes	$ 280	272
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2053
Stated interest rate(s) Minimum	0.084%
Stated interest rate(s) Maximum	0.806%
Senior Notes	$ 6,694	4,969
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2017
Stated interest rate(s) Minimum	0.572%
Stated interest rate(s) Maximum	2.64%
Subordinated Notes	$ 989	994
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.932%
Stated interest rate(s) Maximum	0.971%
Junior Subordinated Notes	$ 322	313
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2047
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	18.78%
Other Long-Term Debt	$ 845	996
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2027
Interest Rate, Stated Percentage	0.822%
Junior Subordinated Notes	$ 155	155
Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2053
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	3.89%
Senior Notes	$ 5,672	4,825
Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2025
Stated interest rate(s) Minimum	2.45%
Stated interest rate(s) Maximum	7.15%
Senior Notes	$ 1	4
Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2021
Stated interest rate(s) Minimum	0.427%
Senior Notes	$ 1	1
Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2029
Maturity date(s) End	Dec. 31, 2036
Stated interest rate(s) Minimum	5.95%
Stated interest rate(s) Maximum	7.95%
Junior Subordinated Notes	$ 1,398	1,378
Floating-rate extendible notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2017
Stated interest rate(s) Minimum	0.407%
Stated interest rate(s) Maximum	0.766%
Senior Notes	$ 6,315	11,048
Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2031
Stated interest rate(s) Minimum	3.83%
Stated interest rate(s) Maximum	7.50%
Senior Notes	$ 102	125
Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2020
Stated interest rate(s) Minimum	0.32%
Stated interest rate(s) Maximum	0.87%
Senior Notes	$ 37,000	34,000
Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2025
Stated interest rate(s) Minimum	7.045%
Stated interest rate(s) Maximum	17.775%
Senior Notes	$ 8	9
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	$ 0	$ 20